United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2014

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Funds Established 2002

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Municipal Income Fund
At May 31, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments[2]
Transportation	17.7%
General Obligation—State	14.5%
Special Tax	10.2%
General Obligation—Local	10.2%
Hospital	8.6%
Education	6.7%
Industrial Development Bond/Pollution Control Revenue	5.3%
Public Power	5.0%
Senior Care	4.9%
Electric & Gas	4.6%
Other[3]	12.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	Percentages reflect the fully consolidated asset of any tender option bond trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 87.7% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.9%
		Alabama—2.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$1,323,940
415,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	457,459
1,000,000		Selma, AL IDB, Revenue Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,074,620
		TOTAL	2,856,019
		Arizona—2.3%
940,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Dignity Health (Catholic Healthcare West)), 7/1/2023	943,882
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,036,800
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	356,739
		TOTAL	3,337,421
		California—7.7%
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,130,840
1,140,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,310,076
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,125,850
110,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	127,608
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,034,210
335,000		Riverside County, CA Transportation Commission, Toll Revenue Senior Lien Bonds (Series 2013A), 5.75% (Original Issue Yield: 5.85%), 6/1/2044	368,842
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,354,340
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,079,480
1,500,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,710,975
		TOTAL	11,242,221
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—2.9%
$230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	$264,857
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,030,600
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc.)/(Original Issue Yield: 6.63%), 11/15/2028	1,852,205
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2037	1,118,260
		TOTAL	4,265,922
		Delaware—0.5%
715,000		Delaware EDA , Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	783,855
		District of Columbia—2.1%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,791,975
225,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2048	250,999
		TOTAL	3,042,974
		Florida—4.8%
1,110,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,113,907
1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	1,096,980
750,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	825,570
1,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	1,084,290
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	402,028
165,000		Palm Beach County, FL Health Facilities Authority , Revenue Bonds (Series 2014A), 7.250%, (Sinai Residences of Boca Raton), 06/01/2034	183,267
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,096,300
10,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	10,217
465,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.65%, 5/1/2040	277,284
160,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$200,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.65%, 5/1/2040	$203,560
55,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017 @ 6.61%), 5/1/2039	40,273
130,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	77,558
65,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022 @ 6.61%), 5/1/2040	28,704
445,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	454,127
	TOTAL	6,894,067
	Georgia—2.8%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,187,250
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,842,540
1,000,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	1,042,120
	TOTAL	4,071,910
	Guam—0.3%
375,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	410,839
	Hawaii—0.6%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	839,145
	Idaho—0.6%
875,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	902,632
	Illinois—6.1%
800,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	704,496
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	737,231
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,014,260
695,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	721,987
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	423,415
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$625,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	$606,063
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,382,787
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,094,150
1,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,103,620
1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,073,130
	TOTAL	8,861,139
	Indiana—4.4%
1,930,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,961,883
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	554,035
1,500,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,707,990
655,000	Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	671,493
1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,433,796
	TOTAL	6,329,197
	Iowa—0.5%
700,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	728,245
	Kentucky—0.8%
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,100,170
	Louisiana—0.2%
235,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% (Valero Energy Corp.), Mandatory Tender 6/1/2022	253,692
	Maine—0.5%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (MaineGeneral Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	658,224
	Maryland—0.6%
175,000	Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	189,268
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Maryland—continued
$690,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	$733,070
	TOTAL	922,338
	Massachusetts—0.4%
500,000	Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	561,485
	Michigan—1.5%
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	1,085,030
1,090,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,152,610
	TOTAL	2,237,640
	Minnesota—0.7%
1,000,000	Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	1,047,330
	Mississippi—0.2%
315,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	338,398
	Nebraska—1.4%
2,000,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs & Co. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,086,380
	Nevada—0.8%
1,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 07/01/2035	1,101,490
	New Jersey—3.1%
400,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2023	455,448
1,115,000	New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(United States Treasury PRF 6/15/2014@100)/(Original Issue Yield: 5.89%), 6/15/2029	1,117,598
600,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	724,344
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014A), 5.00%, 1/1/2034	2,240,400
	TOTAL	4,537,790
	New Mexico—1.3%
1,000,000	Farmington, NM, PCR Revenue Refunding Bonds (Series 2010E), 5.90% (Public Service Co., NM), 6/1/2040	1,103,310
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	$739,575
		TOTAL	1,842,885
		New York—6.8%
1,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,102,110
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,179,340
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,142,240
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,170,470
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,146,300
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,242,920
1,030,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,103,295
750,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2037	821,227
		TOTAL	9,907,902
		North Carolina—1.8%
2,385,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, (Carolinas HealthCare System), 01/15/2043	2,592,567
		Ohio—6.1%
1,500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,319,235
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,100,550
1,000,000		Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,064,760
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,094,858
745,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	766,672
1,090,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,259,233
800,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	915,896
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$450,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00%, 12/1/2026	$518,117
750,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	844,155
		TOTAL	8,883,476
		Oregon—0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	495,795
		Pennsylvania—3.4%
1,500,000		Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,573,815
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	1,092,520
555,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	559,451
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,767,947
		TOTAL	4,993,733
		Puerto Rico—0.5%
1,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	715,010
		Tennessee—3.3%
1,750,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	1,956,377
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,896,308
		TOTAL	4,852,685
		Texas—15.5%
1,000,000		Bexar County, HFDC, Refunding Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2033	1,009,910
1,050,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,172,682
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	529,995
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	705,047
835,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	914,241
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Health System)/(United States Treasury PRF 2/15/2019@100), 2/15/2025	$2,407,740
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	385,731
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	554,475
200,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	238,638
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	890,369
10,000,000	[5]	Spring Branch, TX ISD, PSFG, 5.25% 2/1/2034	11,011,100
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2009), 6.375% (Air Force Village)/(Original Issue Yield: 6.50%), 11/15/2044	1,059,570
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	514,560
1,040,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,100,518
		TOTAL	22,494,576
		Virginia—1.2%
675,000		Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	692,320
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,001,590
		TOTAL	1,693,910
		Washington—10.3%
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	500,908
12,790,000	[5]	Washington State, UT GO Bonds (Series 2008A), 5.00%, 7/1/2030	14,413,072
		TOTAL	14,913,980
		Wisconsin—1.6%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10% 5/1/2036),	2,343,740
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $135,105,186)	145,140,782
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—0.1%[6]
	Ohio—0.1%
$100,000	Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.050%, 6/2/2014 (AT AMORTIZED COST)	$100,000
	TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $135,205,186)[7]	145,240,782
	OTHER ASSETS AND LIABILITIES - NET[8]	(15,390,461)
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(18,425,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$93,275,321
At May 31, 2014, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these liquid restricted securities amounted to $1,592,109, which represented 1.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, these liquid restricted securities amounted to $1,096,314, which represented 1.2% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Underlying security in tender option bond trust.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $117,976,028.
8	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of May 31, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
TELA	—Toll Equity Loan Agreement
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Intermediate Municipal Income Fund
At May 31, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments[2]
General Obligation—State	20.9%
Transportation	17.4%
Special Tax	15.0%
Hospital	7.7%
Public Power	7.0%
Education	6.7%
Senior Care	6.1%
Industrial Development Bond/Pollution Control Revenue	4.1%
Water & Sewer	3.3%
General Obligation—Local	3.0%
Other[3]	8.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	Percentages reflect the fully consolidated asset of any tender option bond trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 91.2% of the Fund's total investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.8%
		Arizona—2.0%
$1,000,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	$1,004,130
1,690,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,915,294
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	356,739
		TOTAL	3,276,163
		California—11.8%
1,000,000		Alameda Corridor Transportation Authority, CA, Senior Lien Refunding Revenue Bonds (Series 2013A), 5.00% (Assured Guaranty Municipal Corp. INS), 10/1/2028	1,140,770
1,115,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,283,175
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% (Catholic Healthcare West), Mandatory Tender 7/1/2014	572,360
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Healthcare West), 3/1/2027	1,681,470
1,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,388,700
1,705,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,987,058
1,340,000		California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,440,098
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.50% Mandatory Tender 1/15/2023	1,155,630
165,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	182,304
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,232,300
1,335,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,538,414
1,000,000		San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,094,350
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,173,830
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,079,480
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,680,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	$1,916,292
	TOTAL	18,866,231
	Colorado—4.6%
2,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,219,040
1,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,075,210
600,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	664,404
1,000,000	E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375% (Original Issue Yield: 5.40%), 9/1/2026	1,103,240
1,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,251,490
500,000	Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	517,140
510,000	Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	526,055
	TOTAL	7,356,579
	District of Columbia—0.8%
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,066,200
250,000	District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2033	285,720
	TOTAL	1,351,920
	Florida—6.3%
1,000,000	Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,065,110
1,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Corp. INS), 6/1/2014	1,000,140
2,300,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2027	2,553,621
500,000	Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	514,850
265,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	267,528
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	$536,700
1,000,000		Palm Beach County, FL Health Facilities Authority, Entrance Fee Redemption Bonds (Series 2014C), 6.00% (Sinai Residences of Boca Raton), 6/1/2021	1,056,060
5,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.375%, 5/1/2017	5,035
615,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.375%, 5/1/2017	382,586
210,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
150,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.375%, 5/1/2017	147,942
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	54,918
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	104,405
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	39,743
2,390,000		University of Central Florida Athletics Association, Inc., FL, COPs (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2022	2,404,603
		TOTAL	10,133,243
		Georgia—3.2%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,171,640
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,839,465
1,250,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,304,325
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	750,735
		TOTAL	5,066,165
		Guam—0.8%
1,250,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,313,550
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	902,632
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—7.9%
$1,325,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	$1,387,275
700,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	710,164
1,000,000		Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	1,055,440
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	881,379
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	556,140
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,015,810
2,000,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,188,580
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,698,855
635,000		Illinois State, UT GO Bonds (Series of May 2014), 5.000%, 05/01/2033	674,256
1,255,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,385,043
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,042,410
		TOTAL	12,595,352
		Indiana—2.3%
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,066,674
930,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,065,836
1,300,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,553,279
		TOTAL	3,685,789
		Iowa—0.5%
800,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	832,280
		Louisiana—1.3%
981,000	[3,4]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	363,166
1,000,000		Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), 5.00%, 6/1/2024	1,144,740
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% (Valero Energy Corp.), Mandatory Tender 6/1/2022	507,384
		TOTAL	2,015,290
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maine—0.5%
$665,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	$771,739
		Maryland—10.6%
175,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	189,268
1,000,000		Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc. )/(Original Issue Yield: 5.25%), 6/1/2020	1,090,690
13,500,000	[5]	Maryland State, UT GO Bonds (Second Series), 5.00%, 7/15/2022	15,640,020
		TOTAL	16,919,978
		Massachusetts—2.5%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,244,720
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,194,213
500,000		Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	561,485
		TOTAL	4,000,418
		Michigan—1.8%
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,656,600
1,035,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2021	1,177,851
		TOTAL	2,834,451
		Nevada—0.4%
720,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	728,402
		New Jersey—2.1%
1,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	1,728,705
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,672,875
		TOTAL	3,401,580
		New Mexico—0.7%
1,000,000		Farmington, NM, PCR Revenue Refunding Bonds (Series A), 5.20% (Public Service Co., NM), Mandatory Tender 6/1/2020	1,125,590
		New York—7.4%
750,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	859,920
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,148,390
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2013A), 5.00% (MTA Transportation Revenue), 11/15/2031	$1,116,930
1,500,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,764,255
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,146,300
15,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	15,058
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	288,285
1,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,096,330
2,000,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,296,960
1,250,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	1,458,888
665,000		Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	672,614
		TOTAL	11,863,930
		Ohio—4.5%
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,100,550
2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,472,586
695,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	715,218
1,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,728,330
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,144,730
		TOTAL	7,161,414
		Oregon—0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	495,795
		Pennsylvania—11.7%
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	457,585
2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,152,820
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$12,050,000	[5]	Commonwealth of Pennsylvania, UT GO Bonds, 5.00%, 3/15/2025	$13,953,410
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,082,750
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,071,180
		TOTAL	18,717,745
		Puerto Rico—0.4%
1,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	622,960
		South Carolina—1.4%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,256,500
		South Dakota—1.0%
1,500,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,628,430
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,713,195
		Texas—8.6%
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2033	1,063,810
270,000		Clifton Higher Education Finance Corporation, TX, 6.00% (Idea Public Schools), 8/15/2033	312,814
500,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	529,995
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,668,600
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,010,980
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,151,070
500,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc.), 2/15/2032	531,835
1,300,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2013), 5.00% (LCRA Transmission Services Corp.), 5/15/2024	1,507,441
500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	602,655
415,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 7.500%, (MRC The Crossings)/(Original Issue Yield: 7.55%), 11/15/2034	428,326
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	$569,977
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	520,920
1,270,000		University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,526,997
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,395,562
		TOTAL	13,820,982
		Virginia—0.3%
500,000		Chesapeake, VA, Senior Toll Road Revenue Bonds (Series 2012A), 5.00% (Chesapeake, VA Transportation System), 7/15/2022	561,535
		Washington—2.4%
1,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	1,219,730
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,078,790
1,500,000	[1,2]	Washington State Housing Finance Commission, Tax-Exempt Mandatory Paydown Securities (Series 2014B-1), 5.875% (Rockwood Retirement Communities), 1/1/2021	1,508,700
		TOTAL	3,807,220
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,534,910)	159,827,058
		SHORT-TERM MUNICIPALS—0.2%[6]
		Ohio—0.2%
350,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.050%, 6/2/2014 (AT AMORTIZED COST)	350,000
		TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $151,884,910)[7]	160,177,058
		OTHER ASSETS AND LIABILITIES - NET[8]	(17,488,700)
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(27,000,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$100,788,358
At May 31, 2014, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these liquid restricted securities amounted to $2,361,234, which represented 2.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, these liquid restricted securities amounted to $1,865,439, which represented 1.9% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Underlying security in tender option bond trust.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $132,544,159.
8	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SID	—Special Improvement District
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Premier Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.95	$16.08	$13.86	$13.49	$13.25	$11.08
Income From Investment Operations:
Net investment income[1]	0.45	0.91	0.94	1.02	1.05	1.07
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	1.13	(2.13)	2.16	0.38	0.25	2.13
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.01)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	1.58	(1.22)	3.10	1.39	1.29	3.18
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.45)	(0.91)	(1.00)	(1.02)	(1.05)	(1.01)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	0.12	—	—	—
Net Asset Value, End of Period	$15.08	$13.95	$16.08	$13.86	$13.49	$13.25
Market Price, End of Period	$15.18	$12.47	$16.95	$14.89	$14.36	$14.47
Total Return at Net Asset Value[4]	11.55%	(7.76)%	23.90%	10.95%	9.90%	29.89%
Total Return at Market Price[5]	25.62%	(21.58)%	21.37%	11.91%	6.87%	67.59%
Ratios to Average Net Assets:
Net expenses	1.43%[6]	1.44%	1.44%	1.16%[7]	1.14%[7]	1.17%[7]
Net expenses excluding all interest and trust expenses[8]	0.99%[6]	0.99%	0.99%	0.85%	0.85%	0.85%
Net investment income[9]	6.28%[6]	6.07%	6.19%	7.60%	7.54%	8.59%
Expense waiver/reimbursement[10]	0.30%[6]	0.28%	0.46%	0.48%	0.42%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,275	$86,237	$99,397	$85,560	$83,123	$81,443
Portfolio turnover	13%	19%	22%	38%	19%	79%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[11]
5/31/2014	$36,575,000	$88,756	$50,028	$25,014	$25,000
11/30/2013	$36,575,000	$83,945	$50,026	$25,013	$25,000
11/30/2012	$36,575,000	$92,940	$50,029	$25,014	$25,000
11/30/2011	$36,575,000	$83,482	$50,001	$25,000	$25,000
11/30/2010	$36,575,000	$81,817	$50,008	$25,004	$25,000
11/30/2009	$36,575,000	$80,668	$50,006	$25,003	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Computed on an annualized basis.
7	Additional expense relating to commission costs on dividend payments to preferred shareholders, which has no effect on net investment income and net assets previously reported, has been included to conform to the current year presentation.
8	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
9	Ratios reflect reductions for dividend payments to preferred shareholders.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Premier Intermediate Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.64	$15.27	$13.94	$13.57	$13.46	$11.90
Income From Investment Operations:
Net investment income[1]	0.35	0.71	0.74	0.83	0.86	0.92
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.80	(1.61)	1.22	0.36	0.13	1.54
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.01)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	1.15	(0.90)	1.96	1.18	0.98	2.44
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.36)	(0.73)	(0.78)	(0.81)	(0.87)	(0.88)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	0.15	—	—	—
Net Asset Value, End of Period	$14.43	$13.64	$15.27	$13.94	$13.57	$13.46
Market Price, End of Period	$13.20	$12.14	$16.09	$13.87	$13.60	$13.62
Total Return at Net Asset Value[4]	8.57%	(6.00)%	15.51%	9.06%	7.40%	21.24%
Total Return at Market Price[5]	11.84%	(20.33)%	22.29%	8.51%	6.38%	56.22%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.52%	1.52%	1.17%[7]	1.18%[7]	1.21%[7]
Net expenses excluding all interest and trust expenses[8]	0.99%[6]	0.99%	0.99%	0.89%	0.89%	0.89%
Net investment income[9]	4.97%[6]	4.92%	5.04%	6.02%	6.16%	7.01%
Expense waiver/reimbursement[10]	0.28%[6]	0.27%	0.42%	0.37%	0.33%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,788	$95,263	$106,595	$97,169	$94,569	$93,598
Portfolio turnover	10%	21%	23%	21%	31%	47%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[11]
5/31/2014	$41,900,000	$85,136	$50,035	$25,018	$25,000
11/30/2013	$41,900,000	$81,840	$50,034	$25,017	$25,000
11/30/2012	$41,900,000	$88,601	$50,037	$25,019	$25,000
11/30/2011	$41,900,000	$82,977	$50,000	$25,000	$25,000
11/30/2010	$41,900,000	$81,426	$50,002	$25,001	$25,000
11/30/2009	$41,900,000	$80,846	$50,000	$25,000	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Computed on an annualized basis.
7	Additional expense relating to commission costs on dividend payments to preferred shareholders, which has no effect on net investment income and net assets reported, has been included to conform to the current year presentation.
8	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
9	Ratios reflect reductions for dividend payments to preferred shareholders.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Assets and Liabilities
May 31, 2014 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Total investments in securities, at value	$145,240,782	$160,177,058
Cash	34,153	41,111
Income receivable	2,154,685	2,084,155
Deferred offering costs (Note 7)	46,410	46,410
Receivable for investments sold	5,110	31,191
TOTAL ASSETS	147,481,140	162,379,925
Liabilities:
Income distribution payable - Common Shares	466,886	422,431
Interest payable - VMTP Shares	20,071	29,411
Income distribution payable - AMPS	66	89
Payable for portfolio accounting fees	39,593	43,058
Payable for Directors'/Trustees' fees (Note 5)	784	796
Accrued expenses (Note 5)	3,419	20,782
TOTAL ACCRUED LIABILITIES	530,819	516,567
Other Liabilities:
Payable for floating rate certificate securities (Note 2)	17,100,000	19,175,000
Variable Rate Municipal Term Preferred Shares (VMTP) (737 and 1,080 shares, respectively, authorized and issued at $25,000 per share)	18,425,000	27,000,000
TOTAL LIABILITIES	36,055,819	46,691,567
Auction Market Preferred Shares (AMPS) (726 and 596 shares, respectively, authorized and issued at $25,000 per share)	18,150,000	14,900,000
Net assets applicable to Common Shares	$93,275,321	$100,788,358
Net Assets Applicable to Common Shares Consists of:
Paid-in capital	$87,819,645	$98,350,961
Net unrealized appreciation of investments	10,035,596	8,292,148
Accumulated net realized loss on investments	(5,016,302)	(6,012,251)
Undistributed net investment income	436,382	157,500
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$93,275,321	$100,788,358
Common Shares outstanding, ($0.01 par value, unlimited shares authorized)	6,183,927	6,982,324
Net asset value per share	$15.08	$14.43
Investments, at identified cost	$135,205,186	$151,884,910
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Operations
Six Months Ended May 31, 2014 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,423,387	$3,143,414
Expenses:
Investment adviser fee (Note 5)	344,576	382,224
Administrative fee (Note 5)	34,686	37,959
Custodian fees	3,998	3,515
Transfer agent fees	25,384	25,116
Directors'/Trustees' fee (Note 5)	3,186	3,224
Auditing fees	18,239	18,238
Legal fees	51,456	46,304
Portfolio accounting fees	47,433	51,198
Printing and postage	10,317	9,969
Auction agent fees	3,241	3,241
Trailer commission fees (Note 6)	22,939	18,832
Interest expense - VMTP Shares (Note 6)	115,598	169,397
Interest and inverse floater trust expenses (Note 2)	55,655	56,921
Miscellaneous (Note 5)	33,476	36,980
TOTAL EXPENSES	770,184	863,118
Waiver of investment adviser fee (Note 5)	(134,129)	(134,420)
Net expenses	636,055	728,698
Net investment income	2,787,332	2,414,716
Realized and Unrealized Gain on Investments:
Net realized gain on investments	203,363	140,108
Net change in unrealized appreciation of investments	6,846,020	5,510,443
Net realized and unrealized gain on investments	7,049,383	5,650,551
Income distributions declared to AMPS	(6,902)	(5,463)
Change in net assets resulting from operations applicable to Common Shares	$9,829,813	$8,059,804
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Changes in Net Assets
	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,787,332	$5,587,803	$2,414,716	$4,920,502
Net realized gain (loss) on investments	203,363	(204,093)	140,108	42,812
Net change in unrealized appreciation/depreciation of investments	6,846,020	(12,963,571)	5,510,443	(11,268,112)
Distributions from net investment income—AMPS	(6,902)	(16,690)	(5,463)	(14,553)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	9,829,813	(7,596,551)	8,059,804	(6,319,351)
Distributions to Common Shareholders:
Distributions from net investment income—Common Shares	(2,801,107)	(5,601,771)	(2,534,584)	(5,068,831)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	9,633	38,678	—	56,654
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,633	38,678	—	56,654
Change in net assets	7,038,339	(13,159,644)	5,525,220	(11,331,528)
Net Assets Applicable to Common Shares:
Beginning of period	86,236,982	99,396,626	95,263,138	106,594,666
End of period	$93,275,321	$86,236,982	$100,788,358	$95,263,138
Undistributed net investment income at end of period	$436,382	$457,059	$157,500	$282,831
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Cash Flows
Six Months Ended May 31, 2014 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Operating Activities:
Change in net assets resulting from operations	$9,829,813	$8,059,804
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(18,201,602)	(14,300,151)
Proceeds from sale of investment securities	15,284,819	13,114,597
Net sales of short-term investment securities	2,800,000	300,000
(Increase) decrease in income receivable	(45,484)	47,892
Decrease in receivable for investments sold	19,890	444,259
Increase in interest payable - VMTP Shares	944	1,383
Decrease in payable for Directors'/Trustees' fees	(682)	(687)
Decrease in accrued expenses	(52,297)	(39,339)
Net amortization of premium	189,428	530,202
Net realized gain on investments	(203,363)	(140,108)
Net change in unrealized appreciation of investments	(6,846,020)	(5,510,443)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,775,446	2,507,409
Financing Activities:
Amortization of deferred offering costs	46,157	46,157
Income distributions to participants	(2,791,412)	(2,534,604)
NET CASH USED IN FINANCING ACTIVITIES	(2,745,255)	(2,488,447)
Net increase in cash	30,191	18,962
Cash:
Beginning of period	3,962	22,149
End of period	$34,153	$41,111
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $9,633 and $0, respectively.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. Organization
Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the “Fund,” or collectively as the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal AMT.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Funds cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Funds' valuation policies and procedures, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of each Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Delaware.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Funds may engage in when-issued or delayed-delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Tender Option Bond Trusts
The Funds may leverage their assets through the use of tender option bond trusts, which are also referred to as TOBs. A tender option bond trust is established by a third-party sponsor forming a special purpose entity, into which fixed-rate, tax-exempt municipal bonds purchased by the Funds are transferred. The tender option bond trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable-rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual-interest tax-exempt security, which is transferred to the Funds, is also created by the trust and pays interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.
The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' Portfolio of Investments and the related floating rate notes reflected as Fund liabilities under the caption, “Payable for floating rate certificate securities” in the Statements of Assets and Liabilities. At May 31, 2014, for Federated Premier Municipal Income Fund, investments with a value of $25,424,172 are held by the tender option bond trusts and serve as collateral for the $17,100,000 in floating rate certificate securities outstanding at that date and for the Federated Premier Intermediate Municipal Income Fund, investments with a value of $29,593,430 are held by the tender option bond trusts and serve as collateral for the $19,175,000 in floating rate certificate securities outstanding at that date. The Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund recorded interest and inverse floater trust expenses of $55,655 and $56,921, respectively, for these investments for the six months ended May 31, 2014.
See additional information in Note 9, Subsequent Events.
Restricted Securities
The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2014, is as follows:
Federated Premier Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$495,795
Federated Premier Intermediate Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$495,795
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. common SHARES
The following tables summarize share activity:
Federated Premier Municipal Income Fund
	Six Months Ended 5/31/2014	Year Ended 11/30/2013
Shares issued to shareholders in payment of distributions declared	666	2,451
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	666	2,451
Federated Premier Intermediate Municipal Income Fund
	Six Months Ended 5/31/2014	Year Ended 11/30/2013
Shares issued to shareholders in payment of distributions declared	—	3,772
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	—	3,772
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2014, the following amounts apply for federal income tax purposes.
	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$117,976,028	$11,104,344	$(939,590)	$10,164,754
Federated Premier Intermediate Municipal Income Fund	$132,544,159	$10,051,131	$(1,593,232)	$8,457,899
At November 30, 2013, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $5,276,419 and $6,212,503, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Funds' capital loss carryforwards and expiration years:
Federated Premier Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
No expiration	$ 204,384	$—	$ 204,384
2016	$ 1,763,799	NA	$ 1,763,799
2017	$ 2,786,088	NA	$ 2,786,088
2019	$ 522,148	NA	$ 522,148
Federated Premier Intermediate Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2015	$ 615,196	NA	$ 615,196
2016	$ 1,122,663	NA	$ 1,122,663
2017	$ 4,048,132	NA	$ 4,048,132
2018	$ 79,207	NA	$ 79,207
2019	$ 347,305	NA	$ 347,305
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between each Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $134,129 and $134,420 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For each Fund for the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on VMTP shares and commission costs on preferred shareholder dividend payments) paid by each Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2014, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$16,550,000	$14,200,000
Federated Premier Intermediate Municipal Income Fund	$18,250,000	$16,800,000
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General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Funds. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
6. PREFERRED SHARES
Auction Market Preferred Shares
On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.
On July 17, 2008, the Funds' Trustees approved a plan to use tender option bond trusts to refinance a portion of the Funds' outstanding AMPS. During the year ended November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $7,500,000 and $9,000,000, representing 300 and 360 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the tender option bond trusts. During the year ended November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $9,600,000 and $10,125,000, representing 384 and 405 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the tender option bond trusts. On December 22, 2011, each Fund used the proceeds from its VMTP share private offering, as discussed below, to fund the tender of 737 and 1,080 AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. As of May 31, 2014, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 726 and 596 AMPS, respectively.
Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under each Fund's Statement of Preferences. The dividend rate to AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2014, was 0.066% and 0.055%, respectively.
Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for AMPS. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2014, were $22,939 and $18,832, respectively.
Variable Rate Municipal Term Preferred Shares
On December 22, 2011, each Fund issued variable rate municipal term preferred shares (VMTP shares) in a private offering. Federated Premier Municipal Income Fund issued 737 VMTP shares totaling $18.4 million and Federated Premier Intermediate Municipal Income Fund issued 1,080 VMTP shares totaling $27.0 million. Each Fund used the proceeds from its VMTP share offering to pay for the AMPS it repurchased in an AMPS tender offer. All expenses of
Semi-Annual Shareholder Report

the AMPS tender offer were recorded as incurred. VMTP shares are a floating-rate form of preferred shares with a mandatory term redemption date of December 22, 2014, unless extended, and dividends (which are treated as interest payments for financial reporting purposes) that are set weekly to a fixed spread of 1.20% against the Securities Industry and Financial Markets Association Municipal Swap Index.
The total liquidation value of the Funds' outstanding preferred shares, comprised of untendered AMPS and VMTP shares, remained unchanged as a result of the AMPS tender and VMTP share issuance. The difference between the liquidation value of the AMPS and actual repurchase price was recognized in the Statements of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of AMPS. In the Funds' Statements of Assets and Liabilities, the aggregate liquidation value of the VMTP shares is shown as a liability since the shares have a stated mandatory redemption date. VMTP shares represent preferred shares and rank on parity with the AMPS. VMTP shares are senior in priority to each Fund's outstanding common shares as to payment of dividends. As of May 31, 2014, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 737 and 1,080 VMTP shares, respectively. The average liquidation value outstanding and average annualized dividend rate of VMTP shares for the Funds during the six months ended May 31, 2014, were $18,425,000 and 1.26%, respectively, for Federated Premier Municipal Income Fund, and $27,000,000 and 1.26%, respectively, for Federated Premier Intermediate Municipal Income Fund. Dividends paid to VMTP shares are treated as interest expense and recorded as incurred. For the six months ended May 31, 2014, interest expense on VMTP shares amounted to $115,598 and $169,397 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Whenever preferred shares (including AMPS and VMTP shares) are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on the preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the preferred shares have been met. At May 31, 2014, there were no such restrictions on the Funds.
See additional information in Note 9, Subsequent Events.
7. OFFERING COSTS
Costs incurred in connection with each Fund's offering of VMTP shares in the amount of $277,700 per Fund were recorded as a deferred charge which are being amortized over the life of the shares. Each Fund's amortized deferred charges are recognized as a component of the applicable expense on the Statements of Operations.
8. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$18,201,602	$15,284,819
Federated Premier Intermediate Municipal Income Fund	$14,271,189	$13,116,047
Semi-Annual Shareholder Report

9. SUBSEQUENT EVENTS
On June 19, 2014, each Fund extended the term of its existing VMTP shares for an additional three years to June 19, 2017. The original termination date was December 22, 2014. In addition, each Fund issued additional VMTP shares in a private offering. Federated Premier Municipal Income Fund issued 684 new VMTP shares totaling $17.1 million and Federated Premier Intermediate Municipal Income Fund issued 767 new shares totaling $19.2 million. The new share issuance replaces the tender option bond trusts, another form of leverage within the Funds. The inverse floaters of the tender option bond trusts were sold and the trusts were liquidated. As a result of the additional VMTP share issuance, each Fund's leverage amount remains largely unchanged and each Fund maintains its current leveraged investment strategy. The total number of VMTP shares in the Funds has increased to 1,421 in Federated Premier Municipal Income Fund and 1,847 in Federated Premier Intermediate Municipal Income Fund.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
federated premier municipal income fund (“FMN” or the “Fund”)
Federated premier intermediate municipal income fund (“fpt” or the “fund”) (collectively, “funds”)
Following a review and recommendation of approval by the Funds' independent trustees, the Funds' Board reviewed and approved at its May 2014 meetings each Fund's investment advisory contract for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of each Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Funds and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Funds and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Funds' short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to their particular investment programs and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Funds' investment objectives; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Funds' fees and expenses to other closed-end funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Funds, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Funds' investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Funds compete.
The Board reviewed the contractual advisory fee rate, and other expenses of FMN and noted the position of FMN's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of FMN remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FMN in the context of the other factors considered relevant by the Board.
The Board reviewed the contractual advisory fee rate, and other expenses of FPT and noted the position of FPT's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of FPT remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FPT in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Semi-Annual Shareholder Report

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Funds' ability to deliver competitive performance when compared to their peer groups was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Funds' investment programs, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, FMN's performance was above the median of the relevant peer group.
For the periods covered by the Evaluation, FPT's performance for the one-year period was above the median of the relevant peer group, and FPT's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed FPT's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FPT in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions
Semi-Annual Shareholder Report

regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Board also considered whether the Funds might benefit from “economies of scale” and noted that, as “closed-end funds,” which have made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Funds' initial public offerings) have not made and do not expect to make additional offerings to raise more assets, the Funds are unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Funds' advisory contracts.
In its decision to continue the existing investment advisory contracts, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contracts. In particular, the Board recognized that many shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board's approval of the advisory contracts reflected the fact that it is the shareholders who have effectively selected the
Semi-Annual Shareholder Report

Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Funds by the Adviser and its affiliates, continuation of the advisory contracts was appropriate.
The Board based its decision to approve the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Funds, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that each Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Source of Distributions–Notice
Under the federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423P405
CUSIP 31423M105
CUSIP 31423M204
CUSIP 31423M402
28583 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable

(b) No change in any of the Portfolio Managers identified in Item 8(a)(1) in the Registrant’s most recent annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014